FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Financial Assets, Carrying Value
Cash, Carrying Value	$ 1,185,943		$ 1,048,660		$ 497,944
Financial Liabilities, Carrying Value
Borrowings under line of credit, Carrying Value	3,000,000		1,215,000		1,015,000
Notes payable - Other, Carrying Value	389,998	[1]	645,180	[2]	1,341,691	[2]
Convertible note, Carrying Value					472,429
Financial Assets, Fair Value
Cash, Fair Value	1,185,943		1,048,660		497,944
Financial Liabilities, Fair Value
Borrowings under line of credit, Fair Value	3,000,000		1,215,000		1,015,000
Convertible note, Fair Value					473,042
Fair Value, Inputs, Level 1 [Member]
Financial Assets, Fair Value
Cash, Fair Value	1,185,943		1,048,660		497,944
Financial Liabilities, Fair Value
Borrowings under line of credit, Fair Value	0		0		0
Convertible note, Fair Value					0
Fair Value, Inputs, Level 2 [Member]
Financial Assets, Fair Value
Cash, Fair Value	0		0		0
Financial Liabilities, Fair Value
Borrowings under line of credit, Fair Value	3,000,000		1,215,000		1,015,000
Convertible note, Fair Value					0
Fair Value, Inputs, Level 3 [Member]
Financial Assets, Fair Value
Cash, Fair Value	0		0		0
Financial Liabilities, Fair Value
Borrowings under line of credit, Fair Value	$ 0		$ 0		0
Convertible note, Fair Value					$ 473,042

[1]	Excludes note payable to the majority shareholder
[2]	Excludes note payable to the CEO.